Statutory Reserves and Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Statutory Reserves and Restricted Net Assets [Abstract]
Foreign invested percentage	10.00%	10.00%	10.00%	10.00%
Annual after-tax profit, percentage	50.00%	50.00%	50.00%	50.00%
Statutory reserves	¥ 42,949	$ 5,923	¥ 39,208	$ 5,685	¥ 31,775	[1]
Restricted net assets	¥ 411,368	$ 56,730	¥ 394,521	$ 57,200	¥ 240,092

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.